Certain risks and concentration - Concentration risk (Details) - customer	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Concentration of revenues | Customer concentration risk | Minimum [Member]
Concentration risk
Number of individual customers	0	0
Concentration risk (in percent)	10.00%	10.00%
Concentration of revenues | Customer One | Customer concentration risk
Concentration risk
Number of individual customers			1
Concentration risk (in percent)			14.00%
Accounts Receivable
Concentration risk
Maximum term of credit to customers (in days)	180 days
Accounts Receivable | Customer concentration risk | Minimum [Member]
Concentration risk
Number of individual customers	0	0
Concentration risk (in percent)	10.00%	10.00%
Accounts Receivable | Top Ten Customers | Customer concentration risk
Concentration risk
Number of individual customers	10	10
Concentration risk (in percent)	37.00%	39.00%